Interim Unaudited Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Vessel operating expenses - related parties	$ 10,808	$ 8,901
Time charter and voyage expenses - related parties	$ 4,317	$ 3,662